Investment Objectives and Goals - Philotimo Focused Growth and Income Fund	Aug. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Philotimo Focused Growth and Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Philotimo Focused Growth and Income Fund (the “Fund”) seeks current income and long-term growth.